Supplemental Cash Flow Information - Summary of Change in Non-Cash Working Capital (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in non-cash working capital
Accounts receivable	$ (264)	$ 2,023
Accounts payable and accrued liabilities	867	(1,318)
Other	1,309	868
Total change in non-cash working capital	$ 1,912	$ 1,573